Inventories - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Inventory written down	$ 61,466	$ 329,154	$ 0	$ 0
Inventory	377,663	961,236	632,986
Inventory, valuation reserve	293,473
Deposits on dispensing machines [Member]
Inventory [Line Items]
Inventory	32,500	325,973	138,423
Inventory, valuation reserve	293,473
Dispensing machines [Member]
Inventory [Line Items]
Inventory	$ 110,000	$ 171,466	$ 58,500